91-1595

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

RECD S.E.C.

APR 1 8 2007

Estimated average burden hours per response: 2.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company
3. Class of New Derivative Securities Product:
Investment Company Units
4. Name of Underlying Instrument:
MSCI EAFE Value Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
EFV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Athens Stock Exchange, Australian Stock Exchange, Continuous Market (Sistema de Interconexión Bursátil Español(SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Exchanges), Hong Kong Stock Exchange, Irish Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), New Zealand Stock Exchange, Osaka Securities Exchange, Oslo Stock Exchange, Singapore Exchange, Stockholm Stock Exchange (OMX Exchanges), SWX Swiss Exchange, Tokyo Stock Exchange, Virt-x Exchange Limited, Wiener Börse AG (Vienna Stock Exchange), Xetra
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

07052807

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

PROCESSED
MAY 0 8 2007
THOMSON FINANCIAL

Title:
Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

Date:
April 17, 2007

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 1 8

END